                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2003
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MARSHFIELD ASSOCIATES
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Address: 21 DUPONT CIRCLE, NW
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         STE 310
        -------------------------------------------------------
         WASHINGTON, DC 20036
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Form 13F File Number: 28-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   CHRIS NIEMCZEWSKI
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Title:  MANAGING DIRECTOR
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Phone:  (202) 828-6200
        -------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Chris Niemczewski               WASHINGTON, DC                5/6/03
-----------------------     ----------------------------      --------------
    [Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
                                ----------------------------------------------
28-
   --------------------
[Repeat as necessary.]
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                             Marshfield Associates
                                    FORM 13F
                                   31-Mar-03

                                                                                                               Voting Authority
                                 Title                                                                      -----------------------
                                  of                  Value    Shares/   Sh/  Put/      Invstmt   Other
Name of Issuer                   class     CUSIP     (x$1000)  Prn Amt   Prn  Call      Dscretn   Managers    Sole    Shared   None
------------------------------   -----   ---------   --------  --------  ---  ----      -------   --------  --------  -------  ----
A.G. Edwards                      COM    281760108       1614      62320 SH             Sole                   62320
Abbott Laboratories               COM    002824100        507      13475 SH             Sole                   13475
American Express Company          COM    025816109       4755     143097 SH             Sole                  143097
American International Group      COM    026874107        889      17984 SH             Sole                   17984
Berkshire Hathaway Class A        COM    084670108      20863        327 SH             Sole                     327
Berkshire Hathaway Class B        COM    084670207      29807      13948 SH             Sole                   13948
Bristol Myers-Squibb              COM    110122108        520      24623 SH             Sole                   24623
CCC Information Services          COM    12487Q109      17413    1076185 SH             Sole                 1076185
Citigroup                         COM    172967101       1161      33715 SH             Sole                   33715
Coca-Cola Company                 COM    191216100       1050      25928 SH             Sole                   25928
DCH Technology Inc                COM    233092105          1      26000 SH             Sole                   26000
Disney (Walt) Company             COM    254687106        229      13427 SH             Sole                   13427
Dover Corp.                       COM    260003108       4568     188619 SH             Sole                  188619
Duke Energy Company               COM    264399106      53282    3664484 SH             Sole                 3664484
ExxonMobil Corporation            COM    30231G102        689      19716 SH             Sole                   19716
Federal Home Loan Mortgage Cor    COM    313400301       1464      27570 SH             Sole                   27570
First Data Corp                   COM    319963104        272       7338 SH             Sole                    7338
Gannett Inc.                      COM    364730101      13724     194862 SH             Sole                  194862
General Electric Company          COM    369604103       5671     222398 SH             Sole                  222398
Gillette Company, The             COM    375766102       1475      47663 SH             Sole                   47663
Heineken Holdings NV Shs A        COM                     721      25511 SH             Sole                   25511
HomeFed Corp                      COM                     464     340995 SH             Sole                  340995
Intel Corp                        COM    458140100       1345      82599 SH             Sole                   82599
Johnson & Johnson                 COM    478160104       6980     120621 SH             Sole                  120621
Leucadia National Corporation     COM    527288104      21836     610973 SH             Sole                  610973
Lindt & Sprungli                  COM                     222        380 SH             Sole                     380
Markel Corp                       COM    570535104      35390     158203 SH             Sole                  158203
Martin Marietta Materials         COM    573284106      47324    1713999 SH             Sole                 1713999
Mc Donald's Corporation           COM    580135101      10758     744011 SH             Sole                  744011
Mercantile Bankshares Corp.       COM    587405101        288       8500 SH             Sole                    8500
Merck & Co., Inc.                 COM    589331107       1580      28850 SH             Sole                   28850
Microsoft Corporation             COM    594918104        669      27653 SH             Sole                   27653
Mohawk Industries                 COM    MHK            14699     306611 SH             Sole                  306611
Morgan Stanley                    COM    617446448        233       6070 SH             Sole                    6070
Nestle ADR (Regular Shares)       COM    641069406        804      16537 SH             Sole                   16537
Nestle SA Cham et Vevey (Regis    COM                     453       2300 SH             Sole                    2300
Nike Inc Cl B                     COM    654106103        218       4240 SH             Sole                    4240
Odyssey Re Holdings               COM    67612W108      53460    2961777 SH             Sole                 2961777
PepsiCo, Inc.                     COM    713448108      10697     267426 SH             Sole                  267426
Pfizer Inc.                       COM    717081103       1611      51691 SH             Sole                   51691
Sealed AirCorp                    COM    81211K100      17120     426625 SH             Sole                  426625
State Street Corp                 COM    857477103        381      12040 SH             Sole                   12040
Student Loan Corp                 COM    863902102        239       2450 SH             Sole                    2450
TJX Companies Inc                 COM    872540109      29055    1650876 SH             Sole                 1650876
TVI Corp                          COM    827916101        431     278333 SH             Sole                  278333
Tyco International, Inc.          COM    902124106        148      11504 SH             Sole                   11504
Verizon Communications            COM    077853109        299       8457 SH             Sole                    8457
Washington Mutual Inc             COM    939322103      60500    1715343 SH             Sole                 1715343
Washington Post Co Cl B           COM    939640108       3566       5233 SH             Sole                    5233
WebMethods Inc                    COM                      96      10511 SH             Sole                   10511
Wells Fargo & Company             COM    949740104      23854     530196 SH             Sole                  530196
White Mountains Insurance Grou    COM    G9618E107      92190     271147 SH             Sole                  271147
Wyeth                             COM    983024100        269       7111 SH             Sole                    7111
YUM! Brands Inc                   COM    988498101      61119    2512075 SH             Sole                 2512075
REPORT SUMMARY                    54 DATA RECORDS      658972            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED